TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES - Aging Analysis (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES
Trade payables	¥ 243,563	¥ 163,000
Within 1 year
TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES
Trade payables	234,824	154,930
More than 1 year
TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES
Trade payables	¥ 8,739	¥ 8,070